Cash and cash equivalents (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents
Cash on hand	¥ 9,666	¥ 4,465
Cash at bank	6,807,463	6,323,656
Cash and cash equivalents as presented in the consolidated statements of financial position and in the consolidated statements of cash flows	¥ 6,817,129	¥ 6,328,121